Shareholders' equity - Additional Information (Detail) - € / shares		12 Months Ended
	Jan. 28, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of new share issued	16,250,000	71,708,000	71,415,000	70,603,000	69,919,000
Reverse stock split ratio description		Reverse stock split 5:1
Nominal value per share	€ 0.10
Number of preferred shares converted into ordinary shares	34,808,000	293,000	812,000	684,000
Liquidation price per share	€ 1.00
Preferred A Shares [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares converted into ordinary shares	3,300,000
Performance shares [member]
Disclosure of classes of share capital [line items]
Number of share options exercised and vested		130,000	108,000	72,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized		200,000,000	200,000,000	200,000,000
Par value		€ 0.10	€ 0.10	€ 0.10
Restricted shares [member] | Performance shares [member]
Disclosure of classes of share capital [line items]
Number of share options exercised and vested		300,000	800,000	700,000